Common Stock - Summary of Common Stock and Reserved for Future Issuance (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Common Stock Shares Authorized Issued Outstanding and Reserved for Future Issuance [Line Items]
Shares Authorized	1,700,000,000	429,600,000
Issued and Outstanding Shares		226,364,401
Options Available for Future Grants		203,235,599
Common Stock A
Summary of Common Stock Shares Authorized Issued Outstanding and Reserved for Future Issuance [Line Items]
Shares Authorized	1,500,000,000	386,400,000	360,000,000
Issued and Outstanding Shares		183,800,251
Options Available for Future Grants		202,599,749
Common Stock F
Summary of Common Stock Shares Authorized Issued Outstanding and Reserved for Future Issuance [Line Items]
Shares Authorized		43,200,000
Issued and Outstanding Shares		42,564,150
Options Available for Future Grants		635,850